Consolidated statement of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Loss for the year	$ (9,202)	$ (446)	$ (310)
Depreciation	19	0	0
Share-based compensation expense	366	0	0
Finance expense	9	0	0
Foreign exchange translation differences	(5,907)	0	0
Movement in working capital	(559)	116	21
Cash flows used in operating activities	(15,274)	(330)	(289)
Finance expense paid	(9)	0	0
Net cash used in operating activities	(15,283)	(330)	(289)
Cash flows used in investing activities
Purchase of property, plant and equipment	(104)	0	0
Cash flows from financing activities
Proceeds from capital contributions	309,200	5,500	797
Transaction costs from capital contributions	(22,753)	0	0
Net cash flows from financing activities	286,447	5,500	797
Net increase/(decrease) in cash and cash equivalents	271,060	5,170	508
Cash at the beginning of the year	5,895	498	0
Impact of foreign exchange on cash	(179)	227	(10)
Cash and cash equivalents at the end of the year	$ 276,776	$ 5,895	$ 498